Related Party Transactions (Details Narrative) (10-K) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Sep. 30, 2019
Skylar [Member]
Officer's compensation		$ 52,278
Olivia [Member]
Officer's compensation		47,176
Robin De La Garza [Member]
Officer's compensation		$ 53,000
Skylar De La Garza [Member]
Educational costs	$ 11,394
Olivia De La Garza [Member]
Moving expenses	$ 6,200